Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2019	Sep. 30, 2018
Current Assets
Cash	$ 5,338,219	$ 4,925,165
Restricted cash	500,000
Accounts receivable, net - trade	13,974,824	8,601,269
Accounts receivable, net - related party	19,126	1,257
Inventory, net	1,860,567	1,808,143
Advances to suppliers	8,488,640	5,868,486
Other current assets	227,489	135,314
Total current assets	30,408,865	21,339,634
Property, plant and equipment, net	122,667	136,363
Intangible assets	99,513
Restricted cash - long term	600,000	600,000
Total Assets	31,231,045	22,075,997
Current Liabilities
Short-term bank loans	1,490,070	1,455,580
Long-term bank loans -current portion	655,631
Accounts payable - trade	423,231	343,141
Due to related parties	47,381	122,800
Advances from customers	54,959
Convertible notes payable	5,251,075
Other current liabilities	606,710	300,379
Total current liabilities	8,529,057	2,221,900
Long-term bank loans		640,455
Total Liabilities	8,529,057	2,862,355
Equity
Common stock, $0.001 par value, 20,000,000 shares authorized, 12,063,223 and 11,932,000 shares issued and outstanding at March 31, 2019 and September 30, 2018	12,063	11,932
Additional paid-in capital	14,298,511	11,322,819
Statutory reserve	229,512	229,512
Retained earnings	6,826,761	6,996,837
Accumulated other comprehensive income (loss)	440,061	(222,830)
Total Stockholders' Equity	21,806,908	18,338,270
Non-controlling Interest	895,080	875,372
Total Equity	22,701,988	19,213,642
Total Liabilities and Equity	$ 31,231,045	$ 22,075,997